Leases - Schedule of changes in lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease liabilities [abstract]
Beginning balance	$ 8,712	$ 1,080
Addition from acquisition	21,618	9,196
Change in estimates and modification		595
Payments	(10,156)	(2,341)
Disposal	50
Lease interest expense (Note 14)	1,606	221
Adjustment on currency translation		(39)
Ending balance	21,830	8,712
Less current portion	(7,677)	(5,237)
Long-term lease obligations (Note 14)	$ 14,153	$ 3,475